Consolidated Statements of Stockholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Preferred Stock [Member]	Common Stock [Member]	Surplus [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning balance at Dec. 31, 2008	$ 114,470	$ 400	$ 6,446	$ 73,221	$ 51,683	$ (17,280)
Comprehensive income: [Abstract]
Net loss	(1,898)	0	0	0	(1,898)	0
Other comprehensive income, net of tax impact	6,409	0	0	0	0	6,409
Total comprehensive income	4,511
Dividends declared on preferred stock	(80)	0	0	0	(80)	0
Common stock issued under stock option plans, including tax benefit	709	0	48	661	0	0
Common stock issued under employee stock purchase plan	7	0	0	7	0	0
Proceeds from issuance of common stock in connection with dividend reinvestment and stock purchase plan	1,174	0	79	1,095	0	0
Common stock share-based awards	1,439	0	0	1,439	0	0
Proceeds from issuance of common stock in connection with stock offering	77,792	0	6,875	70,917	0	0
Ending balance at Dec. 31, 2009	200,022	400	13,448	147,340	49,705	(10,871)
Comprehensive income: [Abstract]
Net loss	(4,337)	0	0	0	(4,337)	0
Other comprehensive income, net of tax impact	5,241	0	0	0	0	5,241
Total comprehensive income	904
Dividends declared on preferred stock	(80)	0	0	0	(80)	0
Common stock issued under stock option plans, including tax benefit	103	0	12	91	0	0
Common stock issued under employee stock purchase plan	2	0	0	2	0	0
Proceeds from issuance of common stock in connection with dividend reinvestment and stock purchase plan	3,156	0	288	2,868	0	0
Common stock share-based awards	1,244	0	0	1,244	0	0
Ending balance at Dec. 31, 2010	205,351	400	13,748	151,545	45,288	(5,630)
Comprehensive income: [Abstract]
Net loss	289	0	0	0	289	0
Other comprehensive income, net of tax impact	9,444	0	0	0	0	9,444
Total comprehensive income	9,733
Dividends declared on preferred stock	(80)	0	0	0	(80)	0
Common stock issued under employee stock purchase plan	1	0	0	1	0	0
Proceeds from issuance of common stock in connection with dividend reinvestment and stock purchase plan	3,802	0	377	3,425	0	0
Common stock share-based awards	1,213	0	0	1,213	0	0
Ending balance at Dec. 31, 2011	$ 220,020	$ 400	$ 14,125	$ 156,184	$ 45,497	$ 3,814